NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.2%		Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)		821,784	$81,578,497
Vanguard Total Bond Market ETF (a)		1,107,859	81,582,737
TOTAL EXCHANGE TRADED FUNDS (Cost $163,519,484)			163,161,234

PURCHASED OPTIONS - 0.1% (b)	Notional Amount	Contracts	Value
Put Options - 0.1%
S&P 500® Index (c)(d)
Expiration: 04/09/2026; Exercise Price: $5,800.00	54,839,568	84	29,820
Expiration: 04/09/2026; Exercise Price: $5,875.00	54,839,568	84	35,700
Expiration: 04/09/2026; Exercise Price: $5,900.00	54,839,568	84	37,800
TOTAL PURCHASED OPTIONS (Cost $348,377)			103,320

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		405,817	405,817
Northern U.S. Government Select Money Market Fund, 3.36% (e)		1,050,824	1,050,824
TOTAL MONEY MARKET FUNDS (Cost $1,456,641)			1,456,641

TOTAL INVESTMENTS - 100.2% (Cost $165,324,502)			164,721,195
Liabilities in Excess of Other Assets - (0.2)%			(337,599)
TOTAL NET ASSETS - 100.0%			$164,383,596

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $6,050.00	$(54,839,568)	(84)	$(65,100)
Expiration: 04/09/2026; Exercise Price: $6,125.00	(54,839,568)	(84)	(89,460)
Expiration: 04/09/2026; Exercise Price: $6,175.00	(54,839,568)	(84)	(112,560)
TOTAL WRITTEN OPTIONS (Premiums received $814,671)			$(267,120)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income Aggregate Bond ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$163,161,234	$–	$–	$163,161,234
Purchased Options	–	103,320	–	103,320
Money Market Funds	1,456,641	–	–	1,456,641
Total Investments	$164,617,875	$103,320	$–	$164,721,195

Liabilities:
Written Options	$–	$(267,120)	$–	$(267,120)
Total Investments	$–	$(267,120)	$–	$(267,120)

Refer to the Schedule of Investments for further disaggregation of investment categories.